Annual Operating Expenses - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Value Factor ETF - Fidelity Value Factor ETF	Nov. 29, 2024
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.16%

[1]	A Adjusted to reflect current fees.